Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments / Loans from a Related Party, a Cost Investment Investee [Abstract]
Schedule of cost method investments
	December 31,	December 31,
	2016	2015
Beginning balance	$3,851,071	$-

Addition	-	3,851,071
Less: impairment loss	-	-
Foreign currency adjustment	(251,240)	-
Ending balance	$3,599,831	$3,851,071